Right-of-Use Assets - Summary of Quantitative Information about Right-of-Use Assets (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 991	$ 1,036	$ 1,036
Provided for the year	297	283	593	$ 528	$ 472
Ending balance	678	571	991	1,036
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	977	1,018	1,018
Ending balance			977	1,018
Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14	18	18
Ending balance			14	18
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,924	2,429	2,429	2,376
Additions			548	53
Derecognised upon end of lease term			(53)
Ending balance			2,924	2,429	2,376
Cost [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,865	2,367	2,367	2,319
Additions			538	48
Derecognised upon end of lease term			(40)
Ending balance			2,865	2,367	2,319
Cost [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	59	62	62	57
Additions			10	5
Derecognised upon end of lease term			(13)
Ending balance			59	62	57
Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,933)	(1,393)	(1,393)	(865)
Provided for the year			(593)	(528)
Derecognised upon end of lease term			53
Ending balance			(1,933)	(1,393)	(865)
Depreciation [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,888)	(1,349)	(1,349)	(836)
Provided for the year			(579)	(513)
Derecognised upon end of lease term			40
Ending balance			(1,888)	(1,349)	(836)
Depreciation [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ (45)	$ (44)	(44)	(29)
Provided for the year			(14)	(15)
Derecognised upon end of lease term			13
Ending balance			$ (45)	$ (44)	$ (29)